Common Stock (Tables)	12 Months Ended
Dec. 31, 2017
Common Stock [Abstract]
Summary Of Common Stock Shares Issued And Outstanding Table [Table Text Block]

In thousands	Shares
Balance, December 31, 2014	27,284
Sales to employees under ESPP	19
Stock-based compensation	78
Sales to shareholders under DRPP	46
Balance, December 31, 2015	27,427
Sales to employees under ESPP	18
Stock-based compensation	173
Equity Issuance	1,012
Balance, December 31, 2016	28,630
Sales to employees under ESPP	18
Stock-based compensation	88
Balance, December 31, 2017	28,736